Long-term debt (Tables)	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Long Term Debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		June 30, 2018	December 31, 2017
Senior Unsecured Revolving Credit Facilities (a)	—	2018-2023	N/A		$81,982	$51,827
Senior Unsecured Bank Credit Facilities (b)	—	2018-2019	N/A		602,500	134,988
Commercial Paper	—	2023	N/A		6,250	5,576
U.S. Dollar Borrowings
Senior Unsecured Notes	4.09%	2020-2047		$1,225,000	1,218,239	1,217,797
Senior Unsecured Utility Notes	5.99%	2020-2035		$222,000	240,929	246,560
Senior Secured Utility Bonds (c)	4.75%	2020-2044		$662,500	678,867	772,871
Canadian Dollar Borrowings
Senior Unsecured Notes (d)	4.61%	2018-2027	C$	785,669	594,105	623,223
Senior Secured Project Notes	10.26%	2020-2027	C$	32,469	24,617	26,709
					$3,447,489	$3,079,551
Less: current portion					(13,148)	(12,364)
					$3,434,341	$3,067,187